Post-retirement benefit obligations - Reconciliation (Details) - Healthcare - Benefit obligation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	R 4,243	R 4,163
Movements recognised in the income statement:	485	560
current service cost	66	83
interest cost	420	480
curtailments and settlements	(1)	(3)
Actuarial (gains) losses recognised in other comprehensive income:	(460)	(263)
arising from changes in financial assumptions	(286)	(60)
arising from change in actuarial experience	(174)	(203)
Benefits paid	(181)	(229)
Translation of foreign operations	6	12
Ending balance	4,093	4,243
South Africa
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	3,995	3,921
Movements recognised in the income statement:	459	542
current service cost	53	73
interest cost	407	472
curtailments and settlements	(1)	(3)
Actuarial (gains) losses recognised in other comprehensive income:	(468)	(258)
arising from changes in financial assumptions	(293)	(54)
arising from change in actuarial experience	(175)	(204)
Benefits paid	(161)	(210)
Ending balance	3,825	3,995
United States of America
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	248	242
Movements recognised in the income statement:	26	18
current service cost	13	10
interest cost	13	8
Actuarial (gains) losses recognised in other comprehensive income:	8	(5)
arising from changes in financial assumptions	7	(6)
arising from change in actuarial experience	1	1
Benefits paid	(20)	(19)
Translation of foreign operations	6	12
Ending balance	R 268	R 248